UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10609

Small Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 96.8%
Security	Shares	Value
Advertising and Marketing Services - 1.6%
ADVO, Inc.	9,700	$363,265
		$363,265
Air Freight - 2.5%
Forward Air Corp.	13,000	$553,540
		$553,540
Airlines - 1.8%
SkyWest, Inc.	21,400	$397,826
		$397,826
Apparel Manufacturer - 1.3%
Columbia Sportswear Co.(1)	5,600	$298,088
		$298,088
Applications Software - 7.0%
ANSYS, Inc.(1)	11,000	$376,310
Fair Isaac Corp.	6,562	225,995
Jack Henry & Associates, Inc.	19,600	352,604
Kronos, Inc.(1)	5,350	273,438
National Instruments Corp.	12,250	331,362
		$1,559,709
Auto and Parts - 1.6%
Adesa, Inc.	15,200	$355,072
		$355,072
Automobiles - 1.3%
Winnebago Industries	8,800	$278,080
		$278,080
Banks - 7.6%
Capital City Bank Group, Inc.	10,900	$441,559
Seacoast Banking Corp. of Florida	24,120	474,682
Texas Regional Bancshares, Class A	13,173	396,639
UCBH Holdings, Inc.	9,500	379,050
		$1,691,930

Security	Shares	Value
Broadcast Media - 3.0%
Cox Radio, Inc., Class A(1)	13,800	$231,978
Radio One, Inc., Class A(1)	2,300	33,764
Radio One, Inc., Class D(1)	26,500	390,875
		$656,617
Building Materials - 1.3%
Elkcorp	7,300	$280,758
		$280,758
Business Services - 1.6%
Arbitron, Inc.	8,500	$364,650
		$364,650
Construction-Cement - 2.8%
Florida Rock Industries, Inc.	10,600	$623,492
		$623,492
Consumer Finance - 1.9%
Financial Federal Corp.	11,700	$413,829
		$413,829
Containers and Packaging - 1.6%
AptarGroup, Inc.	6,600	$343,068
		$343,068
Distribution/Wholesale - 1.4%
Scansource, Inc.(1)	6,000	$310,980
		$310,980
Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.(1)	11,750	$728,853
		$728,853
Electric Utilities - 1.1%
ALLETE, Inc.	5,633	$235,741
		$235,741

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electrical Equipment - 3.5%
Brady Corp., Class A	7,300	$236,155
Genlyte Group Inc., (The)(1)	6,000	539,820
		$775,975
Engineering & Construction - 0.9%
Jacobs Engineering Group, Inc.(1)	4,000	$207,680
		$207,680
Entertainment - 2.4%
Speedway Motorsports, Inc.	14,900	$531,930
		$531,930
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.	9,000	$207,360
		$207,360
Health Care-Equipment - 3.8%
Diagnostic Products Corp.	6,000	$289,800
Young Innovations, Inc.	15,000	549,750
		$839,550
Health Care-Supplies - 1.6%
ICU Medical, Inc.(1)	10,000	$355,000
		$355,000
Health Services - 2.6%
CorVel Corp.(1)	12,000	$255,840
Renal Care Group, Inc.(1)	8,600	326,284
		$582,124
Household Products - 1.0%
Church & Dwight Co., Inc.	6,450	$228,782
		$228,782
Housewares - 2.3%
Matthews International Corp.	15,400	$504,504
		$504,504

Security	Shares	Value
Industrial Conglomerate - 1.3%
Carlisle Companies, Inc.	4,000	$279,080
		$279,080
Insurance-Property and Casualty - 4.0%
Midland Co.	11,000	$346,610
RLI Corp.	13,100	542,995
		$889,605
IT Consulting & Services - 3.6%
FactSet Research Systems, Inc.	15,800	$521,558
Manhattan Associates, Inc.(1)	13,700	279,069
		$800,627
Leisure-Products - 0.8%
Polaris Industries, Inc.	2,400	$168,552
		$168,552
Machinery-Industrial - 1.8%
Graco, Inc.	10,000	$403,600
		$403,600
Medical Services / Supplies - 1.0%
Inamed Corp.(1)	3,300	$230,604
		$230,604
Metals-Industrial - 1.2%
Simpson Manufacturing Co., Inc.	8,600	$265,740
		$265,740
Multi-Utilities - 2.0%
Energen Corp.	6,500	$432,900
		$432,900
Oil and Gas-Equipment and Services - 1.2%
CARBO Ceramics, Inc.	3,900	$273,585
		$273,585

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil and Gas-Exploration and Production - 3.0%
Berry Petroleum Co.	4,400	$226,380
Holly Corp.	5,600	208,712
Houston Exploration Co.(1)	3,900	222,105
		$657,197
Packaged Foods - 1.3%
Tootsie Roll Industries, Inc.	9,710	$291,294
		$291,294
Publishing - 1.0%
Lee Enterprises, Inc.	5,000	$217,000
		$217,000
Restaurants - 1.9%
Sonic Corp.(1)	12,775	$426,685
		$426,685
Retail-Food - 2.0%
Casey's General Stores, Inc.	12,000	$215,640
Ruddick Corp.	10,200	236,130
		$451,770
Semiconductors - 1.3%
Power Integrations, Inc.(1)	13,400	$279,926
		$279,926
Services-Diversified Commercial - 2.9%
ABM Industries, Inc.	22,560	$433,829
G & K Services, Inc.	4,900	197,421
		$631,250
Specialty Store - 2.0%
Aaron Rents, Inc.	22,400	$448,000
		$448,000

Security	Shares	Value
Waste Management - 2.8%
Landauer, Inc.	12,900	$613,266
		$613,266
Total Common Stocks (identified cost $16,393,291)		$21,449,084
Total Investments - 96.8% (identified cost $16,393,291)		$21,449,084
Other Assets, Less Liabilities - 3.2%		$702,671
Net Assets - 100.0%		$22,151,755

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investments, at value (identified cost, $16,393,291)	$21,449,084
Cash	679,028
Receivable for investments sold	71,318
Interest and dividends receivable	25,548
Total assets	$22,224,978
Liabilities
Payable for investments purchased	$54,096
Accrued expenses	19,127
Total liabilities	$73,223
Net Assets applicable to investors' interest in Portfolio	$22,151,755
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$17,095,962
Net unrealized appreciation (computed on the basis of identified cost)	5,055,793
Total	$22,151,755

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Dividends	$91,421
Interest	4,361
Total investment income	$95,782
Expenses
Investment adviser fee	$108,023
Trustees' fees and expenses	66
Custodian fee	13,423
Legal and accounting services	9,987
Miscellaneous	2,819
Total expenses	$134,318
Deduct - Reduction of custodian fee	$3
Reduction of investment adviser fee	1,109
Total expense reductions	$1,112
Net expenses	$133,206
Net investment loss	$(37,424)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$692,171
Net realized gain	$692,171
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$983,889
Net change in unrealized appreciation (depreciation)	$983,889
Net realized and unrealized gain	$1,676,060
Net increase in net assets from operations	$1,638,636

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment loss	$(37,424)	$(38,078)
Net realized gain from investment transactions	692,171	906,646
Net change in unrealized appreciation (depreciation) from investments	983,889	1,681,771
Net increase in net assets from operations	$1,638,636	$2,550,339
Capital transactions - Contributions	$2,867,371	$7,664,333
Withdrawals	(1,787,233)	(5,243,833)
Net increase in net assets from capital transactions	$1,080,138	$2,420,500
Net increase in net assets	$2,718,774	$4,970,839
Net Assets
At beginning of period	$19,432,981	$14,462,142
At end of period	$22,151,755	$19,432,981

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	March 31, 2005		Year Ended September 30,
	(Unaudited)		2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.24	%(2)	1.28%	1.05%	0.92	%(2)
Net expenses after custodian fee reduction	1.24	%(2)	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.35	)%(2)	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	15%		28%	54%	17%
Total Return	8.16%		17.15%	24.24%	(22.75)%
Net assets, end of period (000's omitted)	$22,152		$19,433	$14,462	$13,765

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(2)	1.29%	1.33%	1.65	%(2)
Expenses after custodian fee reduction	1.25	%(2)	1.29%	1.33%	1.63	%(2)
Net investment loss	(0.36	)%(2)	(0.23)%	(0.25)%	(0.50	)%(2)

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

See notes to financial statements

Small-Cap Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2005, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 85.4% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (10.7% at March 31, 2005). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

Small-Cap Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2005, the adviser fee amounted to $108,023. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2005, BMR waived $1,109 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $4,078,265 and $3,084,608, respectively, for the six months ended March 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,393,291
Gross unrealized appreciation	$5,459,299
Gross unrealized depreciation	(403,506)
Net unrealized appreciation	$5,055,793

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Small-Cap Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios. In its review of comparative information with respect to investment performance, the Special Committee concluded that the Portfolio has performed in the range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance-Atlanta Capital Small-Cap Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Small-Cap Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
W. Matthew Hereford
Vice President
Charles B. Reed
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	May 17, 2005

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	May 17, 2005